Janus Henderson VIT Flexible Bond Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 31.4%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.5020%, 9/15/34ž,‡	$629,029	$618,658
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	596,419	598,511
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	34,135	33,487
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	32,824	32,030
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	347,800	320,046
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	108,501	103,150
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	242,194	238,724
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	1,437,297	1,420,443
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	1,033,054	1,012,389
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	174,482	162,130
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	1,220,050	1,221,274
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5766%, 10/24/36ž,‡	726,000	725,990
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 5.6748%, 7/18/34ž,‡	278,000	278,188
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	49,742	49,590
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	508,000	507,441
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5132%, 1/22/35ž,‡	1,571,653	1,569,854
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/20/37ž,‡	1,942,234	1,942,556
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 7/20/37ž,‡	270,000	270,071
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	441,000	355,176
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4965%, 1/27/50ž,‡	563,509	482,574
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.2626%, 11/27/48ž,‡	131,000	124,011
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.1848%, 11/27/48ž,‡	259,000	243,150
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	256,054
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	1,447,000	1,410,295
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.6920%, 7/15/37ž,‡	1,174,000	1,174,611
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.5192%, 3/17/42ž,‡	1,525,000	1,513,167
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.2172%, 4/15/37ž,‡	1,351,000	1,350,999
BPR Trust 2023-BRK2 A, 6.8990%, 10/5/38ž,‡	1,289,000	1,338,997
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	1,697,946	1,704,843
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	651,000	639,711
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	908,688	881,860
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	309,000	285,566
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	614,000	566,972
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	848,000	843,218
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.2345%, 2/15/36ž,‡	762,341	758,042
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.0858%, 5/15/38ž,‡	46,619	46,410
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.3837%, 9/15/36ž,‡	1,043,000	1,033,604
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.0837%, 9/15/36ž,‡	1,096,000	1,082,367
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.0684%, 4/15/39ž,‡	885,288	877,975
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 6.2592%, 11/15/28ž,‡	1,158,226	1,156,742

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.0082%, 11/15/28ž,‡	$993,397	$978,501
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.8043%, 10/15/41ž,‡	1,680,000	1,680,854
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 8/15/39ž,‡	2,218,000	2,219,571
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9091%, 8/15/39ž,‡	684,000	683,470
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.1960%, 10/15/41ž,‡	720,832	721,361
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.6120%, 12/15/39ž,‡	952,818	949,900
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.9615%, 12/15/39ž,‡	438,850	437,827
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.8106%, 7/15/29ž,‡	1,494,815	1,486,790
BX Commercial Mortgage Trust 2024-VLT5 A, 5.0497%, 11/13/46ž,‡	1,807,000	1,787,684
BX Commercial Mortgage Trust 2024-VLT5 B, 5.4147%, 11/13/46ž,‡	466,000	463,056
BX Commercial Mortgage Trust 2024-VLT5 C, 5.7792%, 11/13/46ž,‡	220,000	217,792
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.4692%, 2/15/35ž,‡	1,452,000	1,439,089
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.4630%, 3/15/30ž,‡	1,832,000	1,818,275
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.7127%, 3/15/30ž,‡	401,000	397,496
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 5.6932%, 10/21/37ž,‡	1,484,000	1,485,861
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 5.8629%, 10/19/37ž,‡	1,898,000	1,899,834
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.9609%, 8/15/41ž,‡	993,000	988,876
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.6100%, 8/15/41ž,‡	729,739	723,800
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7348%, 1/22/35ž,‡	1,312,000	1,310,292
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.3048%, 1/22/35ž,‡	500,944	498,435
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 5.7132%, 7/20/37ž,‡	1,500,000	1,502,484
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9392%, 9/15/38ž,‡	1,282,000	1,283,994
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	134,918	132,779
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	1,132,822	1,082,795
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	415,619	390,913
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	1,014,864	1,016,498
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	2,995,882	3,017,901
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 2/25/50ž,‡	451,422	439,783
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.6566%, 10/26/37ž,‡	2,168,000	2,169,092
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 5.6829%, 7/17/37ž,‡	2,132,000	2,130,098
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 6.1520%, 1/23/35ž,‡	383,807	383,180
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	23,885	23,116
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.1602%, 6/15/41ž,‡	1,450,000	1,438,675
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	1,228,000	1,239,454
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	764,000	774,601
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3397%, 11/25/41ž,‡	1,922,000	1,928,528
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.1897%, 12/25/41ž,‡	170,319	169,897
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 5.9897%, 12/25/41ž,‡	711,000	711,000
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 7.4897%, 12/25/41ž,‡	2,186,000	2,229,720
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3397%, 1/27/42ž,‡	804,000	820,194

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2397%, 4/25/42ž,‡	$46,362	$46,545
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0397%, 7/27/43ž,‡	497,555	498,937
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.2857%, 9/25/43ž,‡	238,791	239,763
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8397%, 10/26/43ž,‡	471,257	471,851
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/44ž,‡	453,887	452,933
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 3/25/44ž,‡	292,053	291,700
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4397%, 5/25/44ž,‡	393,900	393,121
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 7/25/44ž,‡	266,880	266,443
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4357%, 1/25/45ž,‡	269,650	269,031
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.4857%, 2/27/45ž,‡	534,874	533,821
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	26,798	26,809
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	326,812	330,877
CPT Mortgage Trust 2019-CPT F, 2.9968%, 11/13/39ž,‡	1,452,000	1,101,456
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	76,358	76,739
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 6.2097%, 10/15/36ž,‡	994,000	993,463
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	273,271	269,452
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	399,174	399,426
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	570,666	557,551
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	742,000	714,331
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	1,761,000	1,669,092
DATA Mortgage Trust 2024-CTR2 A, 5.2990%, 5/10/46ž,‡	206,594	203,273
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	1,014,152	1,042,549
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	1,183,000	1,119,657
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	672,461	674,082
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/20/37ž,‡	2,348,000	2,349,313
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	93,373	92,769
Fannie Mae REMICS, 3.0000%, 5/25/48	740,785	657,964
Fannie Mae REMICS, 3.0000%, 11/25/49	754,892	675,032
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	581,231	591,226
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	560,716	569,995
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	358,045	360,985
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	741,185	734,510
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	808,000	808,000
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	594,069	564,129
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	1,893,836	1,604,655
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	192,202	188,608
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4397%, 9/25/41ž,‡	306,930	308,916
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.6897%, 12/25/41ž,‡	1,639,000	1,651,408
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4397%, 3/25/42ž,‡	248,384	249,648
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4357%, 4/27/43ž,‡	292,343	296,167
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 6/25/43ž,‡	53,677	53,881
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1897%, 11/25/43ž,‡	458,248	460,102
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5397%, 5/25/44ž,‡	684,857	683,899
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 10/25/44ž,‡	329,537	328,913
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.3897%, 1/25/45ž,‡	546,230	544,673
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.4897%, 2/27/45ž,‡	1,235,274	1,233,198
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	310,000	284,119
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,204,806	1,023,705

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	$1,140,032	$1,142,192
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.1218%, 3/1/28ž,‡	446,000	446,783
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.0104%, 5/15/41ž,‡	1,795,000	1,794,895
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	361,173
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	603,548
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.9699%, 11/19/29ž,‡	2,129,000	2,129,000
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 6.2520%, 1/23/35ž,‡	380,629	381,072
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	704,000	706,481
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	1,520,000	1,528,989
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	1,191,000	1,191,949
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	329,000	318,453
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	276,407	273,939
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.6200%, 3/17/42ž,‡	1,291,000	1,285,118
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	127,786	127,871
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.9103%, 6/15/39ž,‡	1,192,215	1,189,242
LCM LP 24A AR, CME Term SOFR 3 Month + 1.2416%, 5.5348%, 3/20/30ž,‡	52,573	52,529
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	216,185	215,043
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	218,262	221,031
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	376,000	373,291
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	929,597	930,740
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	387,030	391,376
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	493,034	498,601
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	1,506,328	1,511,543
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.5335%, 3/15/38ž,‡	736,400	729,308
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.6144%, 5/15/39ž,‡	1,237,000	1,197,239
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	78,453	78,523
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	317,000	319,390
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9076%, 10/16/37ž,‡	730,000	728,311
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 5.5448%, 4/20/32ž,‡	982,200	981,589
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6532%, 7/20/37ž,‡	1,758,667	1,759,556
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	178,757	179,402
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	640,632	595,928
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	837,246	779,030
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	466,486	396,325
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	500,077	487,858
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.2344%, 4/15/38ž,‡	515,419	513,419
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.7844%, 4/15/38ž,‡	763,763	760,305
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	443,145
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	575,463
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	576,674
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	864,970
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.0612%, 3/15/39ž,‡	617,000	612,297
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	138,953	134,525
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	983,740	977,988
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	584,000	580,462
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9605%, 3/15/41ž,‡	2,142,000	2,144,001
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	104,462	102,571
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	281,714	270,372
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	791,884	799,564
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.8732%, 10/19/37ž,‡	1,058,000	1,056,597

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	$708,178	$686,757
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	301,000	300,810
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	899,652	832,967
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	913,155	845,790
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	698,031	593,246
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 5.8632%, 7/20/37ž,‡	503,005	503,663
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5529%, 10/17/36ž,‡	1,571,653	1,571,788
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8620%, 7/15/37ž,‡	250,000	249,921
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	297,275	252,650
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	786,913	665,413
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.4083%, 11/15/40ž,‡	371,810	372,902
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.5551%, 11/15/40ž,‡	259,122	259,362
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	767,899	734,006
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	856,000	818,155
PRP Advisors LLC 2020-4 A1, 6.6100%, 10/25/25ž,Ç	382,574	383,128
PRP Advisors LLC 2022-2 A1, 8.0000%, 3/25/27ž,Ç	1,089,444	1,090,681
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	323,403	314,443
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 5.7029%, 7/17/37ž,‡	2,137,215	2,138,949
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2548%, 1/22/35ž,‡	393,948	394,368
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 5.7020%, 7/15/39ž,‡	1,220,050	1,221,074
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	2,251,385	2,318,250
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	794,848	815,221
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	488,202	492,145
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	589,103	594,919
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	859,678	868,044
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	1,022,917	1,028,790
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	52,694	52,691
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.5100%, 3/15/35ž,‡	1,735,000	1,723,245
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.8615%, 11/15/34ž,‡	1,656,000	1,652,440
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	84,469	69,374
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.6732%, 7/21/37ž,‡	1,509,000	1,511,263
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.3200%, 1/15/39ž,‡	696,000	690,684
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.1645%, 11/15/38ž,‡	132,987	132,106
SWCH Commercial Mortgage Trust 2025-DATA A, CME Term SOFR 1 Month + 1.4429%, 5.7621%, 3/15/42ž,‡	462,000	456,773
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,125,945	1,009,484
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.6031%, 4/15/42ž,‡	473,000	470,800
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6632%, 10/21/37ž,‡	1,619,000	1,620,027
THE 2023-MIC Trust 2023-MIC A, 8.4366%, 12/5/38ž,‡	920,808	1,000,400
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	589,477	592,320
The Huntington National Bank 2025-VTT A, 5.2704%, 3/15/38ž,‡	1,776,000	1,774,079
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	450,000	450,627
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.5797%, 12/10/33ž,‡	2,921,612	3,065,107
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	774,706	718,827
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	982,000	966,364
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	634,000	588,747
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.3345%, 7/15/39ž,‡	605,000	585,896
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8432%, 7/20/37ž,‡	613,178	611,962
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.6845%, 2/15/40ž,‡	106,252	105,743

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 6.3099%, 8/15/41ž,‡	$2,266,971	$2,243,905
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 6.8092%, 8/15/41ž,‡	864,209	860,978
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	227,021	205,918
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	563,060	489,504
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	113,006	111,263
Westlake Automobile Receivable Trust 2023-3A A2A, 5.9600%, 10/15/26ž	56,430	56,463
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	614,770	567,622
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	334,166	335,727
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	546,114	554,410
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	671,505	674,519
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	1,857,194	1,868,531
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	741,855	750,916
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	1,254,250	1,259,079
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	1,010,306	1,006,741
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	1,595,972	1,585,755
Woodward Capital Management 2024-CES8 A1A, 5.4896%, 11/25/44ž,Ç	934,174	933,367
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	791,078	791,568
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	348,358	349,023
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	993,379	993,429
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	455,000	455,648
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $197,260,230)		195,873,497
Bank Loans and Mezzanine Loans – 3.5%
Basic Industry – 0.4%
Novelis Holdings Inc, CME Term SOFR 3 Month + 2.0000%, 6.2924%, 3/11/32‡	2,210,000	2,207,237
Capital Goods – 0.8%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.7992%, 8/4/31‡	3,157,841	3,125,694
Knife River Corp, CME Term SOFR 3 Month + 2.0000%, 6.2859%, 3/8/32‡	1,225,000	1,220,406
Quikrete Holdings Inc, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 2/10/32‡	600,032	592,682
		4,938,782
Consumer Cyclical – 0.6%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 7.2006%, 9/30/31ƒ,‡	956,551	953,863
Life Time Inc, CME Term SOFR 3 Month + 2.5000%, 6.7961%, 11/5/31‡	3,086,000	3,076,742
		4,030,605
Consumer Non-Cyclical – 0.4%
Aramark Services Inc, CME Term SOFR 1 Month + 2.0000%, 6.3249%, 6/22/30‡	725,812	724,753
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.0000%, 6.3249%, 7/26/31‡	460,818	459,666
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 10/23/28‡	1,470,610	1,467,242
		2,651,661
Diversified Financial Services – 0.3%
Delta 2 Lux Sarl, CME Term SOFR 3 Month + 2.0000%, 6.2992%, 9/30/31‡	1,913,098	1,907,722
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.7500%, 7.0749%, 9/30/31‡	949,620	948,585
Talen Energy Supply LLC, CME Term SOFR 3 Month + 2.5000%, 6.8180%, 12/13/31‡	462,840	461,433
		1,410,018
Insurance – 0%
Ryan Specialty LLC, CME Term SOFR 1 Month + 2.2500%, 6.5749%, 9/15/31‡	256,000	254,912
Technology – 0.1%
Clearwater Analytics LLC, CME Term SOFR 1 Month + 2.2500%, 7.0586%, 2/7/32ƒ,‡	670,000	666,650
Transportation – 0.7%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 6.0492%, 4/10/31‡	2,938,823	2,909,817
Stonepeak Nile Parent LLC, CME Term SOFR 1 Month + 2.7500%, 7.0548%, 2/4/32ƒ,‡	1,261,000	1,255,086
		4,164,903
Total Bank Loans and Mezzanine Loans (cost $22,326,435)		22,232,490
Corporate Bonds – 35.1%
Banking – 8.3%
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	3,038,000	3,079,876
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	4,983,000	4,973,480
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	1,483,000	1,619,874
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	995,000	957,891

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	$669,000	$695,670
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	332,000	339,139
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	2,194,000	2,443,489
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	969,000	978,328
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	1,149,000	1,146,352
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 1.2800%, 5.5920%, 11/19/34‡	5,002,000	5,018,946
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	877,000	875,303
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	1,810,000	2,068,858
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	1,003,000	1,048,501
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	375,000	383,868
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	1,586,000	1,607,575
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	1,404,000	1,423,601
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	2,135,000	2,178,551
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	1,516,000	1,587,260
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	657,000	664,296
JPMorgan Chase & Co, SOFR + 0.9000%, 5.1400%, 1/24/31‡	1,348,000	1,369,023
JPMorgan Chase & Co, SOFR + 1.3150%, 5.5020%, 1/24/36‡	1,293,000	1,320,852
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	1,477,000	1,497,021
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	925,000	932,729
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	1,172,000	1,028,012
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	1,017,000	1,028,849
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	2,158,000	2,158,224
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	474,000	482,308
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	664,000	675,799
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	1,565,000	1,730,336
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	592,000	604,190
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	1,263,000	1,288,589
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	822,000	828,727
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	1,020,000	1,026,124
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	2,805,000	2,852,024
		51,913,665
Basic Industry – 1.1%
FMG Resources (August 2006) Pty Ltd, 4.5000%, 9/15/27ž	2,186,000	2,119,965
Glencore Funding LLC, 5.1860%, 4/1/30ž	496,000	499,197
Glencore Funding LLC, 5.6730%, 4/1/35ž	1,972,000	1,978,709
Novelis Corp, 3.2500%, 11/15/26ž	924,000	893,268
Verde Purchaser LLC, 10.5000%, 11/30/30ž	1,248,000	1,321,414
		6,812,553
Brokerage – 1.6%
Blue Owl Finance LLC, 6.2500%, 4/18/34	1,181,000	1,209,524
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	1,487,000	1,527,565
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	3,810,000	3,748,974
LPL Holdings Inc, 4.0000%, 3/15/29ž	250,000	239,447
LPL Holdings Inc, 6.0000%, 5/20/34	1,203,000	1,227,774
LPL Holdings Inc, 5.6500%, 3/15/35	1,806,000	1,788,363
Nasdaq Inc, 5.3500%, 6/28/28	287,000	293,767
		10,035,414
Capital Goods – 2.8%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35ž	472,000	473,596
Berry Global Inc, 5.8000%, 6/15/31	2,081,000	2,162,084
Berry Global Inc, 5.6500%, 1/15/34	1,749,000	1,774,461
Boeing Co/The, 6.2980%, 5/1/29	1,201,000	1,259,478
Boeing Co/The, 5.1500%, 5/1/30	1,300,000	1,308,063
Boeing Co/The, 6.3880%, 5/1/31	1,230,000	1,310,711
Boeing Co/The, 6.5280%, 5/1/34	1,184,000	1,268,640
Boeing Co/The, 7.0080%, 5/1/64	419,000	454,025
Bombardier Inc, 7.4500%, 5/1/34ž	2,032,000	2,083,893
Ferguson Enterprises Inc, 5.0000%, 10/3/34	2,384,000	2,320,437
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	1,017,000	1,023,458
Regal Rexnord Corp, 6.0500%, 4/15/28	1,072,000	1,099,739
Standard Industries Inc/NJ, 6.5000%, 8/15/32ž	948,000	947,718
		17,486,303
Communications – 1.6%
AppLovin Corp, 5.3750%, 12/1/31	1,209,000	1,215,133
AppLovin Corp, 5.5000%, 12/1/34	1,833,000	1,832,591
AppLovin Corp, 5.9500%, 12/1/54	411,000	403,655
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	2,899,000	3,004,883

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Communications – (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	$981,000	$787,786
T-Mobile USA Inc, 4.8500%, 1/15/29	939,000	944,304
T-Mobile USA Inc, 5.1250%, 5/15/32	460,000	462,893
T-Mobile USA Inc, 5.3000%, 5/15/35	997,000	1,002,350
		9,653,595
Consumer Cyclical – 2.3%
Carvana Co, 11.0000% (11% Cash or 13% PIK), 6/1/30ž,Ø	2,020,898	2,138,781
CBRE Services Inc, 5.5000%, 4/1/29	779,000	798,805
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	1,265,000	1,252,609
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	984,000	943,974
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	346,000	362,051
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	341,000	354,014
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	700,000	715,344
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	100,000	100,142
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	901,000	956,082
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	754,000	741,516
KB Home, 4.0000%, 6/15/31	593,000	532,289
LKQ Corp, 6.2500%, 6/15/33	569,000	591,734
NCL Corporation Ltd, 6.7500%, 2/1/32ž	1,334,000	1,317,729
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	258,000	253,336
Stellantis Finance US Inc, 5.7500%, 3/18/30ž	438,000	437,686
Stellantis Finance US Inc, 6.4500%, 3/18/35ž	480,000	476,397
Taylor Morrison Home Corp, 5.1250%, 8/1/30ž	1,396,000	1,341,561
VICI Properties LP, 5.6250%, 4/1/35	1,007,000	1,001,303
		14,315,353
Consumer Non-Cyclical – 4.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	987,000	1,000,833
CVS Health Corp, 5.2500%, 2/21/33	183,000	180,693
CVS Health Corp, 5.7000%, 6/1/34	941,000	955,594
CVS Health Corp, 4.7800%, 3/25/38	1,062,000	952,880
Hasbro Inc, 6.0500%, 5/14/34	3,538,000	3,631,481
HCA Inc, 3.6250%, 3/15/32	1,794,000	1,621,828
HCA Inc, 5.6000%, 4/1/34	1,054,000	1,059,841
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	1,698,000	1,784,034
Mars Inc, 4.8000%, 3/1/30ž	721,000	725,124
Mars Inc, 5.0000%, 3/1/32ž	545,000	547,356
Mattel Inc, 3.7500%, 4/1/29ž	2,643,000	2,504,463
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	1,043,000	1,023,366
Solventum Corp, 5.4000%, 3/1/29	1,279,000	1,304,722
Solventum Corp, 5.4500%, 3/13/31	1,960,000	1,996,796
Solventum Corp, 5.6000%, 3/23/34	2,583,000	2,618,296
Solventum Corp, 6.0000%, 5/15/64	915,000	898,373
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	1,586,000	1,538,054
Universal Health Services Inc, 2.6500%, 10/15/30	1,020,000	894,090
		25,237,824
Electric – 0.9%
American Electric Power Co Inc, 5.6250%, 3/1/33	1,501,000	1,539,364
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	1,793,000	1,789,974
Liberty Utilities Co, 5.8690%, 1/31/34ž	1,076,000	1,096,114
NRG Energy Inc, 6.0000%, 2/1/33ž	606,000	589,539
Xcel Energy Inc, 5.6000%, 4/15/35	753,000	755,978
		5,770,969
Energy – 3.5%
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	1,768,000	1,746,813
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	315,000	327,323
DT Midstream Inc, 4.1250%, 6/15/29ž	1,683,000	1,583,929
DT Midstream Inc, 4.3750%, 6/15/31ž	973,000	894,973
DT Midstream Inc, 4.3000%, 4/15/32ž	555,000	515,256
DT Midstream Inc, 5.8000%, 12/15/34ž	1,245,000	1,250,812
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	173,150
EQM Midstream Partners LP, 6.3750%, 4/1/29ž	2,015,000	2,061,585
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	1,250,000	1,307,811
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	1,503,000	1,509,789
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	704,000	693,065
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	1,820,000	1,856,187
Occidental Petroleum Corp, 5.2000%, 8/1/29	594,000	593,603

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Occidental Petroleum Corp, 8.8750%, 7/15/30	$665,000	$761,474
Occidental Petroleum Corp, 6.6250%, 9/1/30	473,000	496,888
Occidental Petroleum Corp, 6.1250%, 1/1/31	837,000	860,286
Occidental Petroleum Corp, 5.3750%, 1/1/32	1,366,000	1,345,650
Occidental Petroleum Corp, 5.5500%, 10/1/34	1,247,000	1,217,992
Sunoco LP, 6.2500%, 7/1/33ž	1,136,000	1,137,190
Viper Energy Partners LP, 7.3750%, 11/1/31ž	1,396,000	1,459,067
		21,792,843
Finance Companies – 0.9%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	860,000	909,591
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	1,452,000	1,475,954
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	566,000	599,444
GGAM Finance Ltd, 5.8750%, 3/15/30ž	1,677,000	1,655,015
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	405,000	418,617
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	611,000	636,242
OWL Rock Core Income Corp, 4.7000%, 2/8/27	140,000	138,268
		5,833,131
Financial Institutions – 0.3%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	909,000	917,099
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	924,000	928,948
		1,846,047
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	556,000	570,717
Insurance – 3.3%
Aon North America Inc, 5.3000%, 3/1/31	1,427,000	1,460,023
Aon North America Inc, 5.4500%, 3/1/34	2,922,000	2,975,245
Arthur J Gallagher & Co, 4.8500%, 12/15/29	224,000	225,547
Arthur J Gallagher & Co, 5.0000%, 2/15/32	207,000	206,983
Arthur J Gallagher & Co, 6.5000%, 2/15/34	652,000	707,074
Arthur J Gallagher & Co, 5.4500%, 7/15/34	1,253,000	1,272,174
Arthur J Gallagher & Co, 5.1500%, 2/15/35	518,000	513,316
Centene Corp, 4.2500%, 12/15/27	3,733,000	3,642,575
Elevance Health Inc, 4.9500%, 11/1/31	1,518,000	1,521,770
Elevance Health Inc, 5.2000%, 2/15/35	830,000	832,683
Health Care Service Corp, 5.2000%, 6/15/29ž	915,000	930,689
Health Care Service Corp, 5.4500%, 6/15/34ž	2,064,000	2,093,933
Health Care Service Corp, 5.8750%, 6/15/54ž	863,000	848,106
Humana Inc, 5.9500%, 3/15/34	2,414,000	2,470,189
UnitedHealth Group Inc, 5.1500%, 7/15/34	836,000	841,658
		20,541,965
Professional Services – 0.6%
Booz Allen Hamilton Inc, 5.9500%, 4/15/35	3,485,000	3,475,961
Real Estate Investment Trusts (REITs) – 0.3%
American Tower Trust I, 5.4900%, 3/15/28ž	2,070,000	2,103,958
Technology – 3.5%
Broadcom Inc, 5.0500%, 7/12/29	935,000	947,987
Broadcom Inc, 4.3500%, 2/15/30	2,160,000	2,128,315
Broadcom Inc, 5.1500%, 11/15/31	636,000	644,987
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	1,145,000	1,165,492
Fiserv Inc, 4.7500%, 3/15/30	560,000	558,692
Fiserv Inc, 5.1500%, 8/12/34	2,116,000	2,098,746
Foundry JV Holdco LLC, 5.5000%, 1/25/31ž	348,000	353,604
Foundry JV Holdco LLC, 5.9000%, 1/25/33ž	754,000	767,257
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	570,000	571,355
Foundry JV Holdco LLC, 6.1000%, 1/25/36ž	200,000	204,759
Intel Corp, 2.4500%, 11/15/29	415,000	372,131
Intel Corp, 5.1250%, 2/10/30	552,000	555,880
Intel Corp, 5.7000%, 2/10/53	1,085,000	997,330
Intel Corp, 5.6000%, 2/21/54#	271,000	246,447
Keysight Technologies Inc, 4.9500%, 10/15/34	2,191,000	2,145,385
Marvell Technology Inc, 4.8750%, 6/22/28	1,537,000	1,543,802
Marvell Technology Inc, 5.7500%, 2/15/29	440,000	453,469
MSCI Inc, 4.0000%, 11/15/29ž	2,706,000	2,584,681
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.7500%, 8/15/32ž	616,000	620,891
Synopsys Inc, 4.8500%, 4/1/30	481,000	484,164
Synopsys Inc, 5.0000%, 4/1/32	921,000	923,270

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Technology – (continued)
Trimble Inc, 4.9000%, 6/15/28	$480,000	$481,249
Western Digital Corp, 4.7500%, 2/15/26	1,289,000	1,281,577
		22,131,470
Total Corporate Bonds (cost $217,560,904)		219,521,768
Mortgage-Backed Securities – 22.3%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	606,292	525,767
3.5000%, TBA, 30 Year Maturity	290,031	261,709
6.0000%, TBA, 30 Year Maturity	661,288	671,518
		1,458,994
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	63,891	61,013
BO4725, 2.5000%, 11/1/34	100,408	93,960
BO7717, 3.0000%, 11/1/34	15,443	14,758
BO5957, 3.0000%, 12/1/34	15,932	15,202
FS3713, 2.5000%, 12/1/36	1,138,992	1,061,778
995757, 6.0000%, 2/1/37	48,680	50,982
AL6997, 4.5000%, 11/1/42	34,798	34,388
AB7563, 3.0000%, 1/1/43	16,824	15,282
MA1363, 3.0000%, 2/1/43	16,581	14,996
AT2957, 3.0000%, 5/1/43	121,109	109,262
AL5942, 5.0000%, 7/1/44	250,804	251,684
AL5887, 4.5000%, 10/1/44	78,299	76,976
AL6542, 4.5000%, 3/1/45	127,358	125,206
AL6842, 4.0000%, 5/1/45	37,072	35,319
AL7381, 4.5000%, 6/1/45	62,623	61,592
BJ4559, 3.5000%, 1/1/48	89,948	82,817
BJ4566, 4.0000%, 1/1/48	664,066	631,180
CA4646, 3.0000%, 2/1/48	74,314	66,419
BK1964, 4.0000%, 3/1/48	199,043	189,072
BJ9181, 5.0000%, 5/1/48	64,624	64,502
MA3521, 4.0000%, 11/1/48	273,677	258,542
BN3899, 4.0000%, 12/1/48	40,847	38,588
FM3664, 4.0000%, 3/1/49	84,489	79,816
CA3683, 4.5000%, 6/1/49	15,482	15,020
BJ8459, 3.0000%, 8/1/49	140,698	122,268
CA4035, 4.5000%, 8/1/49	23,987	23,272
MA3774, 3.0000%, 9/1/49	71,825	63,090
BO2983, 3.0000%, 9/1/49	37,834	33,661
MA3908, 4.5000%, 1/1/50	33,632	32,632
CA5573, 4.0000%, 4/1/50	117,742	110,798
MA4079, 3.0000%, 7/1/50	1,089,865	956,297
BK2913, 2.5000%, 8/1/50	115,875	98,769
FM5076, 4.0000%, 8/1/50	99,876	93,986
FS2713, 4.5000%, 10/1/50	550,640	534,458
FS5362, 4.5000%, 12/1/50	802,959	779,100
FS2546, 4.0000%, 3/1/51	20,721	19,576
MA4378, 2.0000%, 7/1/51	3,543,624	2,833,425
FS0359, 2.5000%, 1/1/52	820,427	693,292
CB2681, 3.5000%, 1/1/52	333,903	306,290
FS5130, 2.5000%, 2/1/52	4,232,770	3,569,635
FS0662, 2.5000%, 2/1/52	3,840,317	3,242,832
CB2750, 2.5000%, 2/1/52	1,591,482	1,333,057
CB2891, 3.0000%, 2/1/52	1,064,020	930,754
BV2802, 3.0000%, 2/1/52	141,090	123,284
CB2907, 3.5000%, 2/1/52	882,686	809,623
FS5988, 2.5000%, 3/1/52	1,755,917	1,478,099
FS1081, 2.5000%, 3/1/52	1,652,933	1,392,265
CB3043, 2.5000%, 3/1/52	1,649,290	1,392,690
CB3042, 2.5000%, 3/1/52	603,744	510,009
BT2256, 2.5000%, 3/1/52	140,503	118,346
BV2965, 2.5000%, 3/1/52	123,624	104,128
BV5152, 2.5000%, 3/1/52	113,641	95,960
BV2962, 2.5000%, 3/1/52	47,572	40,136
BV4144, 3.0000%, 3/1/52	608,478	534,396
CB3123, 3.5000%, 3/1/52	2,116,235	1,939,671
FS1184, 3.5000%, 3/1/52	1,089,080	998,837
BV5379, 3.0000%, 4/1/52	530,117	466,429
BV5380, 3.0000%, 4/1/52	462,537	406,171

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CB3240, 3.0000%, 4/1/52	$129,359	$113,420
BV5394, 3.5000%, 4/1/52	448,144	410,444
FS1869, 3.5000%, 4/1/52	306,954	281,343
BV5393, 3.5000%, 4/1/52	241,191	221,032
BV8485, 3.5000%, 4/1/52	146,728	134,384
BV4203, 3.5000%, 4/1/52	83,238	76,287
BV8484, 3.5000%, 4/1/52	78,850	72,260
BV7632, 4.5000%, 4/1/52	67,298	64,589
BV6879, 4.5000%, 4/1/52	61,459	58,986
BV7132, 4.5000%, 4/1/52	35,229	33,806
BW0081, 4.5000%, 4/1/52	32,011	30,718
BW0072, 4.5000%, 4/1/52	27,960	26,831
BV7131, 4.5000%, 4/1/52	18,007	17,279
FS6926, 2.5000%, 5/1/52	3,312,034	2,791,424
BV8544, 3.5000%, 5/1/52	233,268	213,627
FS3377, 4.0000%, 5/1/52	300,345	283,735
BW0343, 4.5000%, 5/1/52	97,559	93,617
FS9074, 3.0000%, 6/1/52	1,791,308	1,565,495
FS5668, 3.0000%, 6/1/52	820,239	716,839
FS3160, 3.0000%, 6/1/52	146,927	128,350
CB3837, 3.5000%, 6/1/52	1,361,929	1,247,983
FS2144, 3.5000%, 6/1/52	763,676	700,220
FS5339, 3.0000%, 7/1/52	749,638	654,944
FS5491, 3.0000%, 7/1/52	631,069	551,280
CB4076, 3.5000%, 7/1/52	202,723	185,762
CB4329, 3.5000%, 7/1/52	65,873	60,394
BW0972, 4.5000%, 7/1/52	354,573	340,598
CB4320, 3.5000%, 8/1/52	133,777	122,574
BW7369, 5.0000%, 10/1/52	310,743	307,881
BW1288, 5.0000%, 10/1/52	138,648	137,262
BT8021, 5.0000%, 1/1/53	208,939	206,913
BX5759, 5.0000%, 1/1/53	71,136	70,403
BX5969, 5.0000%, 2/1/53	86,594	85,885
BX8071, 5.0000%, 3/1/53	52,066	51,541
BX7860, 5.5000%, 3/1/53	102,949	104,054
BX9351, 5.0000%, 4/1/53	101,137	100,117
BY0782, 5.5000%, 4/1/53	52,305	52,859
BY1920, 5.0000%, 5/1/53	51,659	51,127
BY1896, 5.5000%, 5/1/53	96,244	97,258
BY0866, 5.5000%, 5/1/53	49,776	50,300
BY3263, 5.0000%, 6/1/53	73,743	72,952
BY2783, 5.0000%, 6/1/53	62,357	61,702
FS5292, 5.5000%, 6/1/53	1,816,428	1,838,815
BY4284, 5.5000%, 6/1/53	29,436	29,814
CB6686, 4.5000%, 7/1/53	390,692	378,520
FS9027, 5.5000%, 7/1/53	3,423,418	3,461,627
CB6689, 5.5000%, 7/1/53	2,694,940	2,700,089
BY6374, 5.5000%, 7/1/53	84,404	85,281
BY7004, 5.5000%, 7/1/53	45,442	46,021
CB6851, 4.5000%, 8/1/53	251,947	244,098
BY6690, 5.0000%, 8/1/53	61,302	60,724
CB7112, 5.5000%, 9/1/53	1,459,525	1,475,197
CB7430, 5.5000%, 11/1/53	537,750	546,487
FS8037, 6.0000%, 1/1/54	513,373	531,910
CB8221, 5.5000%, 3/1/54	2,355,511	2,365,565
CB8134, 5.5000%, 3/1/54	989,274	1,005,485
FS7607, 6.0000%, 3/1/54	453,328	468,471
FS7643, 6.0000%, 4/1/54	1,077,127	1,112,071
CB8543, 6.0000%, 5/1/54	1,671,981	1,719,887
CB8818, 5.0000%, 7/1/54	589,800	581,397
FS9246, 5.5000%, 10/1/54	413,621	417,705
CB9612, 5.5000%, 12/1/54	1,416,534	1,420,767
BF0130, 3.5000%, 8/1/56	1,367,179	1,232,390
BF0167, 3.0000%, 2/1/57	945,266	808,452
BF0189, 3.0000%, 6/1/57	4,497	3,845
BF0619, 2.5000%, 3/1/62	3,340,625	2,693,184
BF0598, 2.5000%, 3/1/62	665,849	547,711
		68,059,578

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	$86,289	$81,609
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	512,268	496,776
ZK8962, 3.0000%, 9/1/32	114,601	110,322
ZK9009, 3.0000%, 10/1/32	36,121	34,737
ZK9163, 3.0000%, 1/1/33	71,383	68,676
SB0040, 2.5000%, 12/1/33	638,735	609,470
QN0786, 3.0000%, 10/1/34	158,550	151,370
QN0783, 3.0000%, 10/1/34	72,523	69,145
QN0951, 2.5000%, 11/1/34	102,714	96,281
SB0116, 2.5000%, 11/1/34	73,055	68,432
SB0866, 2.5000%, 6/1/37	1,315,639	1,219,600
ZS3695, 6.0000%, 4/1/40	69,370	72,830
ZT1145, 4.5000%, 5/1/44	52,014	51,158
ZT1173, 4.0000%, 2/1/46	225,397	214,257
ZM1434, 3.5000%, 7/1/46	152,030	140,433
ZT1633, 4.0000%, 3/1/47	50,657	48,152
ZM5707, 3.5000%, 2/1/48	80,791	74,193
ZM6276, 4.0000%, 4/1/48	203,498	193,177
ZM7182, 4.5000%, 7/1/48	41,954	40,721
ZM7926, 5.0000%, 9/1/48	10,954	10,903
ZT1320, 4.0000%, 11/1/48	24,531	23,175
SI2017, 4.0000%, 12/1/48	289,757	273,746
ZA7158, 4.5000%, 6/1/49	20,987	20,262
RA1087, 4.5000%, 7/1/49	160,261	154,725
RA1088, 4.5000%, 7/1/49	26,938	26,135
QA2159, 3.0000%, 8/1/49	38,823	33,738
RA1188, 4.5000%, 8/1/49	147,802	142,696
QA4936, 3.0000%, 12/1/49	104,511	91,802
QA5622, 3.0000%, 12/1/49	51,229	44,999
RA1999, 4.5000%, 1/1/50	100,838	97,355
SD8040, 4.5000%, 1/1/50	25,894	25,125
SD1551, 4.0000%, 3/1/50	283,826	268,130
QB1708, 2.5000%, 8/1/50	64,422	54,932
QB2976, 2.5000%, 8/1/50	24,389	20,789
QB3353, 2.5000%, 9/1/50	112,139	95,550
SD1143, 4.5000%, 9/1/50	841,247	816,524
RA5285, 2.5000%, 5/1/51	1,135,545	953,971
QC5848, 2.5000%, 8/1/51	3,111,233	2,611,817
RA5906, 2.5000%, 9/1/51	1,917,981	1,617,094
SD0688, 2.5000%, 10/1/51	2,315,054	1,949,489
SD7548, 2.5000%, 11/1/51	653,296	553,072
QD6087, 2.5000%, 1/1/52	244,239	206,695
QD4842, 2.5000%, 1/1/52	158,296	133,914
QD7069, 2.5000%, 2/1/52	377,101	318,431
QD9513, 2.5000%, 2/1/52	242,217	203,292
QD6554, 3.0000%, 2/1/52	177,904	156,264
QD6555, 3.0000%, 2/1/52	113,789	100,144
SD0931, 2.5000%, 3/1/52	2,264,048	1,903,728
QD8288, 2.5000%, 3/1/52	64,120	54,008
QD9182, 3.0000%, 3/1/52	205,428	180,771
QE0318, 4.5000%, 3/1/52	15,107	14,499
SD0943, 3.5000%, 4/1/52	357,944	328,344
QE0354, 3.5000%, 4/1/52	162,334	148,678
QE1072, 3.5000%, 4/1/52	157,036	143,825
QE1073, 3.5000%, 4/1/52	48,948	44,857
QD9191, 3.5000%, 4/1/52	42,622	39,063
SD8212, 2.5000%, 5/1/52	2,671,075	2,226,267
SD3493, 2.5000%, 5/1/52	952,863	802,990
SD1041, 3.0000%, 6/1/52	2,280,481	2,007,890
SD3523, 3.0000%, 6/1/52	1,560,526	1,363,039
SD7023, 3.0000%, 6/1/52	609,753	533,002
SD1840, 3.0000%, 6/1/52	434,584	379,637
SD1150, 3.5000%, 6/1/52	1,398,321	1,282,577
QF0488, 5.5000%, 9/1/52	356,051	359,278
QF2386, 5.0000%, 10/1/52	608,899	602,360
QF2145, 5.0000%, 10/1/52	19,148	18,942
QF2437, 5.5000%, 10/1/52	24,014	24,401
QF7813, 5.0000%, 1/1/53	41,173	40,767

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
QF6841, 5.0000%, 1/1/53	$35,870	$35,469
QF9871, 5.0000%, 3/1/53	151,892	150,360
QF8398, 5.0000%, 3/1/53	148,582	147,114
QG1442, 5.0000%, 4/1/53	164,325	162,127
QG2380, 5.0000%, 5/1/53	358,080	354,318
QG3598, 5.0000%, 5/1/53	205,419	203,261
QG3742, 5.0000%, 5/1/53	39,692	39,275
SD2897, 5.5000%, 5/1/53	293,820	295,352
QG2543, 5.5000%, 5/1/53	204,145	206,294
QG3917, 5.0000%, 6/1/53	763,900	755,873
QG4742, 5.0000%, 6/1/53	137,082	134,742
QG5161, 5.0000%, 6/1/53	128,235	125,978
QG5055, 5.0000%, 6/1/53	109,660	107,788
QG4676, 5.0000%, 6/1/53	52,066	51,150
QG3912, 5.5000%, 6/1/53	491,036	496,205
QG4840, 5.5000%, 6/1/53	132,492	132,691
QG4679, 5.5000%, 6/1/53	108,753	108,916
QG5487, 5.5000%, 6/1/53	103,061	103,215
QG4741, 5.5000%, 6/1/53	77,735	77,730
QG6693, 5.5000%, 7/1/53	379,104	383,043
QG5660, 5.5000%, 7/1/53	249,046	249,420
QG7441, 5.5000%, 7/1/53	218,908	221,183
SD4294, 5.5000%, 9/1/53	381,150	387,182
RA9851, 6.0000%, 9/1/53	3,015,316	3,101,583
SD4009, 6.0000%, 9/1/53	891,660	921,445
SD4668, 6.0000%, 10/1/53	1,595,307	1,630,754
SD4247, 6.5000%, 11/1/53	944,193	987,735
SD5067, 5.5000%, 3/1/54	389,704	394,037
QI2699, 5.5000%, 4/1/54	266,938	271,551
RJ1341, 6.0000%, 4/1/54	1,235,054	1,270,442
RJ1505, 5.0000%, 5/1/54	61,901	61,019
RJ2292, 5.5000%, 9/1/54	1,063,002	1,073,116
RJ2663, 5.0000%, 10/1/54	454,478	448,004
RJ3021, 5.5000%, 12/1/54	2,745,313	2,753,518
		45,105,312
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	3,288,763	2,805,749
3.5000%, TBA, 30 Year Maturity	5,935,736	5,435,164
4.0000%, TBA, 30 Year Maturity	158,727	148,582
5.0000%, TBA, 30 Year Maturity	982,425	966,307
		9,355,802
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	798,326	765,986
784182, 4.5000%, 8/15/46	1,021,236	998,036
BC7161, 4.0000%, 8/15/47	37,660	35,785
BD7109, 4.0000%, 11/15/47	27,895	26,506
BD7135, 4.0000%, 12/15/47	96,556	91,192
		1,917,505
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	1,783,400	1,601,654
BB9817, 4.0000%, 8/20/47	98,701	93,755
BB9835, 4.0000%, 8/20/47	25,702	24,414
BB9814, 4.0000%, 8/20/47	9,871	9,376
MA5021, 4.5000%, 2/20/48	122,541	119,679
MA5192, 4.0000%, 5/20/48	158,403	150,229
BH3673, 4.5000%, 5/20/48	124,185	121,175
BH3672, 4.5000%, 5/20/48	36,047	35,157
MA5264, 4.0000%, 6/20/48	233,901	221,831
MA5400, 5.0000%, 8/20/48	199,554	199,081
MA5930, 3.5000%, 5/20/49	2,349,103	2,173,207
MA7255, 2.5000%, 3/20/51	2,266,654	1,934,528
MA7313, 3.0000%, 4/20/51	1,199,011	1,065,897
MA7473, 3.0000%, 7/20/51	1,126,795	999,524
MA7535, 3.0000%, 8/20/51	3,093,420	2,748,076
785843, 2.5000%, 1/20/52	1,908,289	1,606,524
		13,104,107
Total Mortgage-Backed Securities (cost $142,338,065)		139,082,907
United States Treasury Notes/Bonds – 6.3%
3.8750%, 3/15/28	4,838,000	4,837,244

	Shares or Principal Amounts	Value
United States Treasury Notes/Bonds – (continued)
4.0000%, 2/28/30	$3,806,500	$3,815,124
4.1250%, 2/29/32	2,415,500	2,421,916
4.6250%, 2/15/35	2,727,400	2,817,745
4.7500%, 2/15/45	14,241,000	14,501,343
4.5000%, 11/15/54	10,879,900	10,720,102
Total United States Treasury Notes/Bonds (cost $38,437,537)		39,113,474
Investment Companies – 3.3%
Money Markets – 3.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $20,469,457)	20,467,031	20,471,125
Investments Purchased with Cash Collateral from Securities Lending – 0%
Investment Companies – 0%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº,£	151,032	151,032
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 4/1/25	$37,758	37,758
Total Investments Purchased with Cash Collateral from Securities Lending (cost $188,790)		188,790
Total Investments (total cost $638,581,418) – 101.9%		636,484,051
Liabilities, net of Cash, Receivables and Other Assets – (1.9)%		(12,146,079)
Net Assets – 100%		$624,337,972

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$620,952,537	97.6%
Australia	4,597,871	0.7
Canada	3,249,385	0.5
Luxembourg	1,907,722	0.3
Ireland	1,655,015	0.3
Israel	1,538,054	0.2
France	1,528,608	0.2
United Kingdom	1,054,859	0.2
Total	$636,484,051	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 3.3%
Money Markets - 3.3%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$34,420,158	$52,139,400	$(66,088,433)	$289	$(289)	$20,471,125	20,467,031	$333,086
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	179,720	37,056,485	(37,085,173)	-	-	151,032	151,032	5,041 ∆
Total Affiliated Investments - 3.3%
	$34,599,878	$89,195,885	$(103,173,606)	$289	$(289)	$20,622,157	20,618,063	$338,127

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	264	7/3/25	$54,693,375	$156,843
5 Year US Treasury Note	1,015	7/3/25	109,778,594	582,808

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Ultra Long Term US Treasury Bond	157	6/30/25	$19,193,250	$111,544
US Treasury Long Bond	484	6/30/25	56,764,125	(32,432)
Total - Futures Long				818,763
Futures Short:
10 Year US Treasury Note	86	6/30/25	(9,564,813)	(53,164)
Ultra 10-Year Treasury Note	374	6/30/25	(42,682,750)	(478,422)
Total - Futures Short				(531,586)
Total				$287,177

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Futures contracts:
Average notional amount of contracts - long	$271,807,409
Average notional amount of contracts - short	46,242,656

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$257,232,472, which represents 41.2% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2025.
#	Loaned security; a portion of the security is on loan at March 31, 2025.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/2024	$300,954	$300,810	0.0%

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$195,873,497	$-
Bank Loans and Mezzanine Loans	-	22,232,490	-
Corporate Bonds	-	219,521,768	-
Mortgage-Backed Securities	-	139,082,907	-
United States Treasury Notes/Bonds	-	39,113,474	-
Investment Companies	-	20,471,125	-
Investments Purchased with Cash Collateral from Securities Lending	-	188,790	-
Total Investments in Securities	$-	$636,484,051	$-
Other Financial Instruments(a):
Futures Contracts	851,195	-	-
Total Assets	$851,195	$636,484,051	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$564,018	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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